Summary of significant accounting policies - Schedule of intangible assets, net estimated useful lives (Details)	12 Months Ended
Dec. 31, 2023
Intangible assets, net
Intangible assets, renewable term	3 years
Brand name
Intangible assets, net
Intangible assets, net estimated useful lives	10 years
Agency contract rights
Intangible assets, net
Intangible assets, net estimated useful lives	Over the shorter of the contract period or expected useful lives
License for Online Transmission of Audio/Video Programs
Intangible assets, net
Intangible assets, net estimated useful lives	Infinite life
License for Online Transmission of Audio/Video Programs | Maximum
Intangible assets, net
Intangible assets, net estimated useful lives	3 years
License for Online Transmission of Audio/Video Programs | Minimum
Intangible assets, net
Intangible assets, net estimated useful lives	1 year
Platform
Intangible assets, net
Intangible assets, net estimated useful lives	5 years
Software | Maximum
Intangible assets, net
Intangible assets, net estimated useful lives	5 years
Software | Minimum
Intangible assets, net
Intangible assets, net estimated useful lives	3 years
Others | Maximum
Intangible assets, net
Intangible assets, net estimated useful lives	10 years
Others | Minimum
Intangible assets, net
Intangible assets, net estimated useful lives	3 years